INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

6.           INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2019	2020
Educational merchandise	7,256	5,773

The Group recorded $nil and $199 write-downs of inventories from the carrying amount to their net realizable values for the years ended December 31, 2019 and 2020.